REVENUE FROM STRATEGIC CAPITAL SERVICES	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
REVENUE FROM STRATEGIC CAPITAL SERVICES	REVENUE FROM STRATEGIC CAPITAL SERVICES
The components of the Company’s revenue from strategic capital services (previously reported as revenue from private funds and advisory services) are described in the table below. Intercompany revenues and expenses between the Company and its subsidiaries, such as property management fees, are eliminated upon consolidation. Under certain arrangements, asset-based fees that are earned from third-party investors in Tricon's subsidiary entities are billed directly to those investors and are therefore not recognized in the accounts of the applicable subsidiary. These amounts are included in the asset management fees revenue recognized in the statements of comprehensive income.

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Asset management fees	$11,290	$12,431
Performance fees	10,359	110,330
Development fees	31,034	26,826
Property management fees	1,775	10,501
Total revenue from strategic capital services	$54,458	$160,088